Shareholder Report, Line Graph (Details) 74200164200_Putnam Income Fund_Class Y_TSR Annual {Class Y} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2025
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	$ 11,907	$ 10,598	$ 10,473	$ 12,615	$ 12,687	$ 12,088	$ 10,744	$ 10,710	$ 10,268	$ 10,000	$ 12,710
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	$ 11,370	$ 10,286	$ 10,249	$ 12,155	$ 12,214	$ 11,502	$ 10,315	$ 10,531	$ 10,437	$ 10,000	$ 12,071